LEASE OBLIGATIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2022	Oct. 31, 2021
Lease Obligations
Lessee operating lease renewal term	5 years		5 years
Operating lease right-of-use asset	$ 13,013	$ 14,458	$ 55,616	$ 61,796